Note 32 Interest income breakdown by origin (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Interest income by origin [Line Items]
Interest income on financial assets held for trading		€ 774	€ 518
Interest income on financial assets designated at fair value through profit or loss		6	2
Interest revenue for financial assets measured at fair value through other comprehensive income		1,304	814
Interest income on financial assets measures at amortized cost		10,395	8,849
Interest Income For Insurance Activity		602	508
Interest Income For Adjustment Interest On Accounting Coverage		(63)	(55)
Interest Income On Other Income	[1]	385	326
Interest income		€ 13,403	€ 10,962

[1]	(*) The balance includes the interest accrued from TLTRO III operations which amounts to €191 million and €187 million for the six months ended June 30, 2022 and 2021 respectively (See Note 21.1)